UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					     Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.12
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.

         				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Glaxis Capital Management, LLC

Address:	443 John Ringling Blvd, Suite G
		Sarasota, FL 34236

Form 13F File Number: 28-14717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Andrew J. Copa
Title: 		Chief Compliance Officer
Phone:  	941.556.5333

Signature, Place, and Date of Signing:

Andrew J. Copa		Sarasota, Florida				10.23.12

Report Type ( Check only one):

[X]   	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]  	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 				0

Form 13F Information Table Entry Total: 			39

Form 13F Information Table Value Total: 			$59,309 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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					FORM 13F INFORMATION TABLE

Column 1		Column 2Column 3	Column 4	Column 5	Column 6  	Column 7Column 8
Name			Title ofCUSIP		Value	SHRS OR	SH/	Put/	Investment	Other	Voting Authority
of Issuer		Class			(x1000)	PRN AMT	PRN	Call	Discretion	Manager	Sole	Shared	None

ACACIA RESH CORP	COM	003881 30 7	2178	79450	SH		Sole			79450
ALTISOURCE PORTFOLIO 	REG SHS	L0175J 10 4	518	6000	SH		Sole			6000
ARES CAP CORP		COM	04010L 10 3	5558	324290	SH		Sole			324290
ARLINGTON ASSET CORP	CL A NEW041356 20 5	549	23000	SH		Sole			23000
BIOGEN IDEC INC		COM	09062X 10 3	283	1900	SH		Sole 			1900
CHARTER COMMUNICATIONS	CL A NEW16117M 30 5	1366	18200	SH		Sole			18200
COLONY FINL INC		COM	19624R 10 6	195	10000	SH		Sole			10000
COMCAST CORP NEW	CL A SPL20030N 20 0	1601	46000	SH		Sole			46000
CURRENCYSHS JAPANESE YENPUT	23130A 95 2	8	155000	SH	Put	Sole			155000
EXPRESS SCRIPTS HLDG CO	COM	30219G 10 8	1597	25500	SH		Sole			25500
FIFTH STREET FINANCE CORCOM	31678A 10 3	695	63260	SH		Sole			63260
GNC HLDGS INC		COM CL A36191G 10 7	390	10000	SH		Sole			10000
GOLAR LNG LTD BERMUDA	SHS	G9456A 10 0	5943	154000	SH		Sole			154000
GOLAR LNG PARTNERS LP	COM UNITY2745C 10 2	9009	281170	SH		Sole			281170
HOME LN SERVICING SOLUT	ORD SHS	G6648D 10 9	1944	119440	SH		Sole			119440
IAC INTERACTIVECORP	COM	44919P 50 8	682	13100	SH		Sole			13100
KAYNE ANDERSON MLP INVNTCOM	486606 10 6	1669	53410	SH		Sole			53410
KINDER MORGAN INC DEL	COM	49456B 10 1	2433	68500	SH		Sole			68500
LEVEL 3 COMMUNICATIONS	COM NEW	52729N 30 8	1403	61100	SH		Sole			61100
MACQUARIE INFRASTR CO	MEM INT	55608B 10 5	680	16400	SH		Sole			16400
MEDLEY CAP CORP		COM	58503F 10 6	604	42900	SH		Sole			42900
NEWCASTLE INVT CORP	COM	65105M 10 8	2468	327730	SH		Sole			327730
OCWEN FINL CORP		COM NEW	675746 30 9	1159	42300	SH		Sole			42300
PENNANTPARK INVT CORP	COM	708062 10 4	477	45000	SH		Sole			45000
PENNYMAC MTG INVT TR	COM	70931T 10 3	234	10000	SH		Sole			10000
PHH CORP		COM NEW	693320 20 2	1372	67400	SH		Sole			67400
SCRIPPS NETWORKS INTER	CL A COM811065 10 1	557	9100	SH		Sole			9100
SIX FLAGS ENTMT CORP NEWCOM	83001A 10 2	1147	19500	SH		Sole			19500
SPDR GOLD TRUST		GOLD SHS78463V 10 7	3307	19240	SH		Sole			19240
TESORO CORP		COM	881609 10 1	670	16000	SH		Sole			16000
THL CR INC		COM	872438 10 6	140	10000	SH		Sole			10000
TICC CAPITAL CORP	COM	87244T 10 9	893	85900	SH		Sole			85900
TIME WARNER CABLE INC	COM	88732J 20 7	2472	26000	SH		Sole			26000
TW TELECOM INC		COM	87311L 10 4	2342	89780	SH		Sole			89780
UNWIRED PLANET INC NEW	COM	91531F 10 3	415	216200	SH		Sole			216200
VALERO ENERGY CORP NEW	COM	91913Y 10 0	444	14000	SH		Sole			14000
WATSON PHARMACEUTICALS 	COM	942683 10 3	1277	15000	SH		Sole			15000
YAHOO INC		COM	984332 10 6	335	21000	SH		Sole			21000
ZILLOW INC		CL A	98954A 10 7	295	7000	SH		Sole			7000

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